Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
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Significant Accounting Policies
3.	Significant Accounting Policies

3.1.	Future Changes to Accounting Policies
The IASB has issued the following new or amended standards:
Amendment to IAS 16 - Property, Plant and Equipment
The amendments to IAS 16 prohibit deducting from the cost of property, plant and equipment the proceeds from selling items produced while bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by management. Instead, a company will recognize such sales proceeds and related cost in the Statement of Earnings. This amendment is in effect January 1, 2022 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Statement of Earnings.
Amendment to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
The amendments to IAS 12 clarify that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Early application of the amendments is permitted. The amendments apply to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, at the beginning of the earliest comparative period the following would be recognized:

●
a deferred tax asset to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilised and a deferred tax liability for all deductible and taxable temporary differences associated with right-of-use
assets and lease liabilities; and

●	the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at that date.
The Company is currently evaluating the impact of this amendment.